Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	€ 26,790	€ 25,220	€ 24,789
Cost of sales	(18,152)	(16,903)	(16,566)
Gross profit	8,638	8,317	8,223
Operating costs	(6,461)	(6,222)	(6,315)
Group operating profit	2,177	2,095	1,908
(Loss)/profit on disposals	(24)	56	53
Profit before finance costs	2,153	2,151	1,961
Finance costs	(339)	(301)	(325)
Finance income	34	12	8
Other financial expense	(46)	(60)	(66)
Share of equity accounted investments' profit	60	65	42
Profit before tax from continuing operations	1,862	1,867	1,620
Income tax expense	(426)	(55)	(431)
Group profit for the financial year from continuing operations	1,436	1,812	1,189
Profit after tax for the financial year from discontinued operations	1,085	107	81
Group profit for the financial year	2,521	1,919	1,270
Equity holders of the Company
From continuing operations	1,432	1,788	1,162
From discontinued operations	1,085	107	81
Non-controlling interests
From continuing operations	4	24	27
Group profit for the financial year	€ 2,521	€ 1,919	€ 1,270
Basic earnings per Ordinary Share	€ 3.024	€ 2.268	€ 1.502
Diluted earnings per Ordinary Share	3.009	2.254	1.491
Basic earnings per Ordinary Share from continuing operations	1.720	2.140	1.404
Diluted earnings per Ordinary Share from continuing operations	€ 1.712	€ 2.127	€ 1.394